FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                               Form 13F COVER PAGE


        Report for the Calendar Year or Quarter Ended:  September 30, 2008

            Check here if Amendment [ ]; Amendment Number: __________

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


                              Name:  Philip C. Timon

   Address: 223 Wilmington-West Chester Pike, Suite 108, Chadds Ford, PA 19317
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                         Form 13F File Number: 028-11895
                        ---------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Philip C. Timon
         -----------------------

Title:   Investment Manager
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Phone:   (484) 352-1110
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Signature, Place, and Date of Signing:

/s/ Philip C. Timon                    Chadds Ford, PA            11/13/2008
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             Form 13F SUMMARY PAGE

                                 Report Summary



Number of Other Included Managers:        0
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Form 13F Information Table Entry Total:   14
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Form 13F Information Table Value Total:   $ 54,814 (thousands)
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List of Other Included Managers:   None

                           FORM 13F INFORMATION TABLE


                                    FORM 13F
                               September 30, 2008


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    Column 1                    Column 2      Column 3      Column 4      Column 5         Column 6   Column 7        Column 8

                                Title of                      Value    Shares or  SH/ Put/  Investment  Other       Voting Authority
  Name of Issuer                 Class        CUSIP         (x$1000)   Prin. Amt. PRN Call  Discretion  Managers  Sole  Shared  None
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
ABAXIS INC                         COM        002567105     $  4,564    231,700    SH          SOLE               231,700
ALLEGIANT TRAVEL CO                COM        01748X102     $  2,952     83,568    SH          SOLE                83,568
CRAWFORD & CO                      CL A       224633206     $  3,307    328,700    SH          SOLE               328,700
EHEALTH INC                        COM        28238P109     $  4,569    285,570    SH          SOLE               285,570
FORWARD AIR CORP                   COM        349853101     $  8,455    310,488    SH          SOLE               310,488
GENTEX CORP                        COM        371901109     $  4,036    282,258    SH          SOLE               282,258
GREENHILL & CO INC                 COM        395259104     $  1,379     18,700    SH          SOLE                18,700
HEARTLAND PMT SYS  INC             COM        42235N108     $  3,003    117,500    SH          SOLE               117,500
HUNT J B TRANS SVCS INC            COM        445658107     $  4,992    149,582    SH          SOLE               149,582
ITT EDUCATIONAL SERVICES INC       COM        45068B109     $  4,508     55,719    SH          SOLE                55,719
LIFE TIME FITNESS INC              COM        53217R207     $  4,907    156,934    SH          SOLE               156,934
QUANTA SVCS INC                    COM        74762E102     $  2,904    107,500    SH          SOLE               107,500
SANDERS MORRIS HARRIS GROUP        COM        80000Q104     $  4,527    523,300    SH          SOLE               523,300
TNS INC                            COM        872960109     $    711     36,700    SH          SOLE                36,700